CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 578,244,378	$ 387,528,092
Restricted cash	328,499,059	363,137,210
Short-term investments	39,310,595	1,244,646
Accounts receivable	32,703,517	42,040,320
Other receivables	31,822,187	147,651,234
Deposits for land use rights	153,252,126	46,199,335
Other deposits and prepayments	525,263,384	254,048,288
Advances to suppliers	27,457,335	50,534,250
Real estate properties development completed	477,179,252	24,076,559
Real estate properties under development (including real estate properties under development of the consolidated variable interest entities (“Consolidated VIEs”) to be used only to settle obligations of the Consolidated VIEs of US$321,477,961 and US$105,056,385 as of December 31, 2015 and December 31, 2016, respectively)	1,719,135,164	1,887,321,801
Amounts due from related parties	17,731,875	58,630,172
Amounts due from employees	620,462	350,919
Other current assets	225,785	200,891
Total current assets	3,931,445,119	3,262,963,717
Real estate properties held for lease, net	159,873,934	71,132,582
Deposits for land use rights	28,830,907	107,798,448
Property and equipment, net	34,090,096	39,323,322
Other long-term investment	241,648	31,107,552
Investment in joint ventures	7,555,911	6,124,827
Deferred tax assets	49,689,528	15,488,557
Other assets	24,718,147	14,944,179
TOTAL ASSETS	4,236,445,290	3,548,883,184
Current liabilities
Accounts payable and notes payable (including accounts payable and notes payable of the Consolidated VIEs without recourse to the primary beneficiary of US$51,564,352 and US$2,321,966 as of December 31, 2015 and December 31, 2016, respectively)	524,663,366	471,175,849
Short-term bank loans and other debt	178,576,151	222,226,246
Customer deposits (including customer deposits of the Consolidated VIEs without recourse to the primary beneficiary of US$11,510,875 and nil as of December 31, 2015 and December 31, 2016, respectively)	150,545,253	64,451,511
Income tax payable (including income tax payable of the Consolidated VIEs without recourse to the primary beneficiary of US$9,011,064 and nil as of December 31, 2015 and December 31, 2016, respectively)	120,573,148	106,034,490
Deferred tax liabilities	79,606,467	57,692,275
Other payables and accrued liabilities (including other payables and accrued liabilities of the Consolidated VIEs without recourse to the primary beneficiary of US$9,884,086 and US$1,583,399 as of December 31, 2015 and December 31, 2016, respectively)	199,661,165	106,126,369
Payroll and welfare payable (including payroll and welfare payable of the Consolidated VIEs without recourse to the primary beneficiary of US$2,017,480 and nil as of December 31, 2015 and December 31, 2016, respectively)	19,521,772	22,966,053
Current portion of long-term bank loans and other debt (including current portion of long-term bank loans and other debt of the Consolidated VIEs without recourse to the primary beneficiary of US$122,890,230 and nil as of December 31, 2015 and December 31, 2016, respectively)	704,695,082	594,834,196
Current maturities of capital lease obligations	3,923,394	3,065,612
Mandatorily redeemable non-controlling interests	12,613,522	2,309,967
Amounts due to related parties	66,229,724	0
Total current liabilities	2,060,609,044	1,650,882,568
Long-term bank loans	235,885,009	13,859,800
Deferred tax liabilities	13,500,239	13,500,239
Unrecognized tax benefits	20,491,988	17,842,283
Other long-term debt (including other long-term debt of the Consolidated VIEs without recourse to the primary beneficiary of US$65,603,055 and nil as of December 31, 2015 and December 31, 2016, respectively)	974,791,324	897,503,703
Capital lease obligations, net of current maturities	15,015,508	18,111,007
Mandatorily redeemable non-controlling interests (including mandatorily redeemable non-controlling interests of the Consolidated VIEs without recourse to the primary beneficiary of US$615,991 and nil as of December 31, 2015 and December 31, 2016, respectively)	0	1,231,982
Total liabilities	3,320,293,112	2,612,931,582
Commitments and contingencies
Shareholders’ equity
Common shares, US$0.0001 par value: Authorized-500,000,000 shares; shares issued and outstanding-131,426,741 shares as of December 31, 2016 (December 31, 2015: 142,802,936 shares)	16,051	15,835
Treasury shares	(53,734,088)	(24,045,440)
Additional paid-in capital	538,414,246	531,233,336
Statutory reserves	95,973,296	80,049,764
Retained earnings	354,273,848	317,765,089
Accumulated other comprehensive income	(34,682,888)	30,951,837
Total Xinyuan Real Estate Co., Ltd. Shareholders' equity	900,260,465	935,970,421
Non-controlling interest	15,891,713	(18,819)
Total equity	916,152,178	935,951,602
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 4,236,445,290	$ 3,548,883,184